Name:    Brenner West Capital Advisors, LLC
Address: 110 East 42nd Street
         Suite 1419
         New York, NY  10017

13F File Number:  28-12905

Explanatory Note:

On August 16, 2010, a Form 13F Holdings Report (as listed below) for Brenner West Capital Advisors, LLC (CIK 0001425999) was inadvertently submitted under the incorrect CIK. Please disregard the following submission.

                ACCESSION NUMBER: 0001172661-10-000480

The filing was subsequently correctly filed under the correct CIK (as listed below). Please refer to the filing below for Brenner West Capital Advisors, LLC's 2nd Quarter 2010 Form 13F Holdings Report.

                ACCESSION NUMBER: 0001172661-10-000482


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